Employee benefits, Changes in pension plan, seniority premium and termination of employment plan (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in pension plan [Abstract]
Balance at beginning of period	$ 176,606	$ 175,560
Cost for the period	22,873	21,211
Interest income	(208)	(225)
Contributions to the plan	(7,617)	(8,840)
Benefits paid on pension plan	(338)	(379)
Miscellaneous	0	80
Actuarial gain or losses	(1,648)	(10,801)
Past service cost	(38,187)	0
Balance at end of period	$ 151,481	$ 176,606